UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08279

T. Rowe Price Reserve Investment Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: May 31, 2019

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1.

Reserve Investment Funds	May 31, 2019

T. ROWE PRICE RESERVE INVESTMENT FUNDS

HIGHLIGHTS

■	The Federal Reserve raised rates three times in our fiscal year ended May 31, 2019. Other short-term interest rates also generally rose, but yields at the long end of the money market yield curve declined after the Fed indicated in early 2019 that it may have reached the end of its tightening cycle.

■	The Government Reserve Fund and the Treasury Reserve Fund performed better than their Lipper peer group indexes over the last year.

■	With additional Fed rate hikes on hold, we have extended the funds’ weighted average maturities.

■	While we believe the Fed will remain patient before enacting its next leg of monetary policy, the trade war presents an exogenous variable that the Fed cannot ignore indefinitely. The Fed has created an opening for itself to cut rates should financial conditions worsen, thus incoming data will be critical to that decision.

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*Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

CIO Market Commentary

Dear Shareholder

Markets were extremely volatile in your fund’s fiscal year ended May 31, 2019, although well-diversified portfolios emerged with modest gains. Evidence of a slowdown in the global economy hampered equities but boosted bond returns by pushing down long-term interest rates.

The period started on a generally bright note. The U.S. economy shifted back into a higher gear in 2018, expanding at its fastest pace (2.9%) in three years due in part to stimulus from the December 2017 tax cuts and increased federal spending. Consumer confidence gauges rose as the unemployment rate fell, taking both to favorable levels not seen in two decades. Corporate earnings were particularly strong, with profits for the largest companies expanding by roughly 20% in 2018, thanks to the lower corporate tax rate and healthy revenues.

The continuing expansion encouraged the Federal Reserve to stay on its path of monetary tightening, with policymakers raising the federal funds rate once each quarter in 2018. Markets initially proved resilient to the hikes, but early signs of economic weakness led to worries that the Fed might be moving too quickly. The pace of home sales and new construction slowed in late 2018 as rising mortgage rates and a lack of entry-level homes weighed on affordability. Business investment also appeared to weaken, and gauges of manufacturing activity declined.

The Fed’s hikes eventually began to put pressure on markets. Fed Chair Jerome Powell told an interviewer on October 3 that interest rates were still “a long way” from a neutral level that would neither stimulate nor restrain the economy. Stocks sold off over the following days, and the yield on the benchmark 10-year Treasury note reached 3.25%, its highest level since 2011. (Bond prices and yields move in opposite directions.)

Growth signals worsened into the end of the year, bringing bond yields back down but weighing further on equities. The partial government shutdown that began in late December and lasted through much of January delivered another blow. The holiday sales season did not meet expectations, and measures of consumer confidence dropped sharply. The major equity benchmarks entered or neared bear market territory, defined as a decline of at least 20% from their recent highs.

The Fed responded to the slowdown and market turmoil with a “dovish pivot,” sending bond and stock prices sharply higher in early 2019. Powell and other Fed officials made assurances that they would respond to any pronounced slowdown with all the tools at their disposal and signaled that future rate hikes were in “pause” mode. Indeed, markets soon began pricing in a likelihood that the Fed’s next move would be to cut rates. Long-term bond yields tumbled dramatically, and the yield on the 10-year note ended May at 2.14%, well below its year-ago level of 2.83%.

The Fed also had to account for the impact of the trade tensions between the U.S. and China. Hopes that an all-out trade war might be averted helped lift the markets in the first four months of 2019, particularly after President Donald Trump stated that the two sides were “getting very close” to a deal. These hopes were dashed in early May, however, after the White House declared that negotiations had fallen through and then subsequently raised the tariff rate on many Chinese goods to 25% from 10%. The tit-for-tat tariff battle also seemed to be metastasizing into a “technological cold war,” with each country taking steps to limit the other’s access to critical components and raw materials.

The future course of U.S.-China trade relations is a central question facing investors. Unfortunately, I suspect that neither side is in the mood for compromise, with President Trump feeling the need to remain resolute before the 2020 election and Chinese officials equally eager to deny him a victory, and potentially willing to wait to negotiate with his successor.

One way we’ll monitor these developments is through weekly and monthly meetings of our investment teams, where our managers, analysts, economists, and legislative specialists share observations and insights. While further turbulence in the markets seems likely, I’m confident that our uniquely collaborative approach will continue to serve our shareholders well.

Thank you for your continued confidence in T. Rowe Price.

Sincerely,

Robert Sharps
Group Chief Investment Officer

Management’s Discussion of Fund Performance

GOVERNMENT RESERVE FUND

INVESTMENT OBJECTIVE

This money market fund is managed to provide a stable share price of $1.00. Its goals are preservation of capital, liquidity, and, consistent with these, the highest possible current income.

FUND COMMENTARY

How did the fund perform in the past 12 months?

The Government Reserve Fund returned 2.26% in the 12-month period ended May 31, 2019, versus 1.75% for the Lipper U.S. Government Money Market Funds Index. Past performance cannot guarantee future results.

What factors influenced the fund’s performance?

The Federal Reserve raised rates three times in our fiscal year ended May 31, 2019. The quarter-percentage-point rate hike in December followed rate increases in June and September 2018 and lifted the fed funds target rate to a range of 2.25% to 2.50%. Other short-term interest rates also generally rose, but yields at the long end of the money market yield curve declined after the Fed indicated in early 2019 that it may have reached the end of its tightening cycle.

The yield on the 90-day Treasury bill increased from 1.93% to 2.35% over the last year, while the six-month Treasury bill yield rose from 2.08% to 2.35%. Three-month LIBOR (the London interbank offered rate), a reference rate for bank funding levels, peaked at 2.82% near the beginning of 2019 but declined after the Fed’s dovish pivot before stabilizing in the 2.50% to 2.60% range.

The supply of Treasuries was elevated for most of the reporting period: Seasonal decreases in bill supply due to tax receipts were delayed until late April this year, supporting higher rates. Increased longer-term Treasury note and bond supply—relating to both increased federal deficit financing and the Federal Reserve balance sheet unwind—resulted in higher levels of repo-eligible collateral in the system, also supporting front-end rates.

With its focus on short-term liquidity, the fund was well positioned to take advantage of the higher rates. The fund’s 7-day SEC yield increased to 2.46% at the end of our annual reporting period versus 2.26% six months earlier and 1.78% at the end of May 2018.

How is the fund positioned?

As a government money fund, the portfolio is required to invest almost exclusively in Treasury bills and other U.S. government securities. Of course, the fund is not subject to the liquidity fees and redemption restrictions (also known as “gates”) that may be applied to nongovernment money funds during times of severe redemption activity.

At the end of May 2019, about 54% of the fund’s assets were invested in repurchase agreements. Treasury bills and notes represented about 31%, while other U.S. government and agency securities accounted for the remainder. With the Fed having pivoted from a tightening bias and, for now, on hold regarding additional rate moves, we have extended the fund’s weighted average maturity to 39 days versus 23 days six months ago and 21 days one year ago.

What is portfolio management’s outlook?

As the reporting period was ending, many market participants shifted to a view that the Federal Reserve needed to cut rates immediately to preserve the economy’s momentum, especially in the face of disruptions such as the trade war. Many expected such an “insurance cut” to come as soon as the Fed’s June 18–19 meeting, but the central bank kept rates steady. However, the Fed noted it would be monitoring incoming data closely while also indicating that policymakers are fairly split on the outlook and policy.

Clearly the uncertainty resulting from the trade war will continue to impact financial markets. And while we believe the Fed will remain patient before enacting its next leg of monetary policy, the trade war presents an exogenous variable that the Fed cannot ignore indefinitely, despite solid growth and a strong job market. The Fed has created an opening for itself to cut rates should financial conditions worsen; therefore, incoming data will be critical to that decision. In this environment, our focus remains on principal stability and on investments with the highest credit quality.

TREASURY RESERVE FUND

INVESTMENT OBJECTIVE

This money market fund is managed to provide a stable share price of $1.00. It seeks to maximize preservation of capital, liquidity, and, consistent with these goals, the highest possible current income.

FUND COMMENTARY

How did the fund perform in the past 12 months?

The Treasury Reserve Fund returned 2.26% in the 12-month period ended May 31, 2019, versus 2.06% for the Lipper Institutional U.S. Treasury Money Market Funds Index. Past performance cannot guarantee future results.

What factors influenced the fund’s performance?

The Federal Reserve raised rates three times in our fiscal year ended May 31, 2019. The quarter-percentage-point rate hike in December followed rate increases in June and September 2018 and lifted the fed funds target rate to a range of 2.25% to 2.50%. Other short-term interest rates also generally rose, but yields at the long end of the money market yield curve declined after the Fed indicated in early 2019 that it may have reached the end of its tightening cycle.

The yield on the 90-day Treasury bill increased from 1.93% to 2.35% over the last year, while the six-month Treasury bill yield rose from 2.08% to 2.35%. Three-month LIBOR (the London interbank offered rate), a reference rate for bank funding levels, peaked at 2.82% near the beginning of 2019 but declined after the Fed’s dovish pivot before stabilizing in the 2.50% to 2.60% range.

The supply of Treasuries was elevated for most of the reporting period: Seasonal decreases in bill supply due to tax receipts were delayed until late April this year, supporting higher rates. Increased longer-term Treasury note and bond supply—relating to both increased federal deficit financing and the Federal Reserve balance sheet unwind—resulted in higher levels of repo-eligible collateral in the system, also supporting front-end rates.

With its focus on liquidity, the fund was well positioned to take advantage of the higher rates. The fund’s 7-day SEC yield increased to 2.45% at the end of our annual reporting period versus 2.26% six months earlier and 1.76% at the end of May 2018.

How is the fund positioned?

As a government money fund, the portfolio is required to invest almost exclusively in Treasury bills and other U.S. government securities. Of course, the fund is not subject to the liquidity fees and redemption restrictions (also known as “gates”) that may be applied to nongovernment money funds during times of severe redemption activity.

At the end of May 2019, approximately 52% of the fund’s assets were invested in repurchase agreements, while Treasury bills and notes accounted for the remainder. With the Fed having pivoted from a tightening bias and, for now, on hold regarding additional rate moves, we have extended the fund’s weighted average maturity to 33 days versus 25 days six months ago and 23 days one year ago.

What is portfolio management’s outlook?

As the reporting period was ending, many market participants shifted to a view that the Federal Reserve needed to cut rates immediately to preserve the economy’s momentum, especially in the face of disruptions such as the trade war. Many expected such an “insurance cut” to come as soon as the Fed’s June 18–19 meeting, but the central bank kept rates steady. However, the Fed noted that it would be monitoring incoming data closely while also indicating that policymakers are fairly split on the outlook and policy.

Clearly the uncertainty resulting from the trade war will continue to impact financial markets. And while we believe the Fed will remain patient before enacting its next leg of monetary policy, the trade war presents an exogenous variable that the Fed cannot ignore indefinitely, despite solid growth and a strong job market. The Fed has created an opening for itself to cut rates should financial conditions worsen; therefore, incoming data will be critical to that decision. In this environment, our focus remains on principal stability and on investments with the highest credit quality.

The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

RISKS OF INVESTING IN THE RESERVE INVESTMENT FUNDS

You could lose money by investing in the Funds. Although the Funds seek to preserve the value of your investment at $1.00 per share, they cannot guarantee they will do so. An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

The potential for realizing a loss of principal in the funds could derive from:

Credit risks. An issuer of a debt instrument could suffer an adverse change in financial condition that results in a payment default, rating downgrade, or inability to meet a financial obligation. The credit quality of the securities held by the funds may change rapidly in certain market environments, which could result in significant net asset value deterioration and the inability to maintain a $1.00 share price.

Interest rate risks. A decline in interest rates may lower the funds’ yields, or a rise in the overall level of interest rates may cause a decline in the prices of fixed income securities held by the funds. The funds’ yields will vary; they are not fixed for a specific period like the yield on a bank certificate of deposit. This is a disadvantage when interest rates are falling because the funds would have to reinvest at lower interest rates. Increases in demand for government securities may cause the yields on those securities to fall or even drop to a negative rate.

Repurchase agreement risks. A counterparty to a repurchase agreement may become insolvent or fail to repurchase securities from the funds as required, which could increase the funds’ costs or prevent the funds from immediately accessing their collateral.

T. ROWE PRICE GOVERNMENT RESERVE FUND

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

T. ROWE PRICE TREASURY RESERVE FUND

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

T. ROWE PRICE RESERVE INVESTMENT FUNDS

FUND EXPENSE EXAMPLE

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client (enrollment in these programs generally requires T. Rowe Price assets of at least $250,000). This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

QUARTER-END RETURNS

T. ROWE PRICE GOVERNMENT RESERVE FUND

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE TREASURY RESERVE FUND

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE GOVERNMENT RESERVE FUND

PORTFOLIO OF INVESTMENTS‡	Par	$ Value
(Amounts in 000s)		
U.S. GOVERNMENT AGENCY DEBT 20.0% (1)		
Federal Farm Credit Bank, 2.396%, 6/12/19	22,000	21,984
Federal Farm Credit Bank, 2.408%, 6/11/19	12,000	11,992
Federal Farm Credit Bank, 2.408%, 6/13/19	17,000	16,986
Federal Home Loan Bank, 2.409%, 6/28/19	25,800	25,754
Federal Home Loan Bank, 2.413%, 7/11/19	100,000	99,733
Federal Home Loan Bank, 2.449%, 6/13/19	100,000	99,919
Federal Home Loan Bank, 2.45%, 6/18/19	100,000	99,885
Federal Home Loan Bank, 2.39%, 10/3/19	150,000	149,995
Federal Home Loan Bank, 2.405%, 6/24/19	200,000	199,694
Federal Home Loan Bank, 2.409%, 7/17/19	100,000	99,694
Federal Home Loan Bank, FRN, 3M USD LIBOR + (0.16)%, 2.437%, 6/12/19	8,275	8,275
Federal Home Loan Bank, 2.51%, 4/2/20	100,000	100,000
Federal Home Loan Bank, 2.51%, 5/28/20	50,000	50,000
Federal Home Loan Bank, 2.55%, 4/3/20	50,000	50,000
Federal Home Loan Bank, FRN, SOFR + 0.03%, 2.43%, 12/6/19	83,000	83,000
Federal Home Loan Mortgage, 2.363%, 10/17/19	100,000	99,103
Federal Home Loan Mortgage, 2.426%, 6/12/19	75,500	75,444
Federal Home Loan Mortgage, 2.432%, 6/20/19	85,000	84,892
Federal Home Loan Mortgage, 2.436%, 6/4/19	100,000	99,980
Federal Home Loan Mortgage, 2.436%, 6/5/19	100,000	99,973
Federal Home Loan Mortgage, 2.50%, 5/22/20	100,000	100,000
Federal Home Loan Mortgage, 2.51%, 4/2/20	190,031	190,016
Federal Home Loan Mortgage, 2.54%, 4/22/20	88,014	88,014
Federal Home Loan Mortgage, 2.55%, 5/1/20	50,000	50,000
Federal Home Loan Mortgage, FRN, 3M USD LIBOR + (0.215)%, 2.392%, 6/7/19	300,000	299,998
Federal Home Loan Mortgage, FRN, SOFR + 0.03%, 2.43%, 10/1/19	150,000	150,000

Federal Home Loan Mortgage, FRN, 3M USD LIBOR + (0.165)%, 2.433%, 7/5/19	15,005	15,005
Federal National Mortgage Assn., 2.404%, 7/10/19	50,000	49,871
Total U.S. Government Agency Debt (Cost $2,519,207)		**2,519,207**

U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENTS 22.0% (2)

Bank of America, Tri-Party, Dated 5/31/19, 2.50%, Delivery Value of $129,026,875 on 6/3/19, Collateralized by U.S. Government securities, 4.00% - 4.50%, 10/1/47 - 2/1/49, valued at $131,580,001	129,000	129,000
BNP Paribas, Tri-Party, Dated 5/31/19, 2.50%, Delivery Value of $167,334,854 on 6/3/19, Collateralized by U.S. Government securities, 0.00% - 6.50%, 9/26/19 - 5/20/49, valued at $170,646,000	167,300	167,300
BNP Paribas, Tri-Party, Dated 5/31/19, 2.50%, Delivery Value of $350,072,917 on 6/3/19, Collateralized by U.S. Government securities, 0.00% - 7.50%, 7/5/19 - 5/1/49, valued at $357,000,000	350,000	350,000
Citigroup Global Markets, Tri-Party, Dated 5/31/19, 2.50%, Delivery Value of $231,748,271 on 6/3/19, Collateralized by U.S. Government securities, 0.13% - 8.50%, 2/28/22 - 6/1/49, valued at $236,334,000	231,700	231,700
Credit Agricole, Tri-Party, Dated 5/31/19, 2.50%, Delivery Value of $220,045,833 on 6/3/19, Collateralized by U.S. Government securities, 4.00%, 7/1/48 - 8/1/48, valued at $224,400,000	220,000	220,000
Goldman Sachs, Tri-Party, Dated 5/31/19, 2.50%, Delivery Value of $185,038,542 on 6/3/19, Collateralized by U.S. Government securities, 3.50% - 4.00%, 4/1/34 - 1/20/49, valued at $188,700,000	185,000	185,000
HSBC Securities, Tri-Party, Dated 5/31/19, 2.50%, Delivery Value of $277,057,708 on 6/3/19, Collateralized by U.S. Government securities, 2.50% - 6.50%, 9/1/27 - 5/1/49, valued at $282,540,000	277,000	277,000
JPMorgan Chase, Tri-Party, Dated 5/31/19, 2.50%, Delivery Value of $369,076,875 on 6/3/19, Collateralized by U.S. Government securities, 1.38% - 5.50%, 1/15/20 - 5/1/49, valued at $376,380,000	369,000	369,000
RBC Dominion Securities, Tri-Party, Dated 5/31/19, 2.50%, Delivery Value of $369,076,875 on 6/3/19, Collateralized by U.S. Government securities, 0.50% - 6.00%, 3/31/20 - 5/20/49, valued at $376,380,075	369,000	369,000

Royal Bank of Canada, Tri-Party, Dated 5/31/19, 2.50%, Delivery Value of $369,076,875 on 6/3/19, Collateralized by U.S. Government securities, 2.30% - 5.50%, 9/1/20 - 6/1/57, valued at $376,381,126	369,000	369,000
Wells Fargo Securities, Tri-Party, Dated 5/31/19, 2.50%, Delivery Value of $93,019,375 on 6/3/19, Collateralized by U.S. Government securities, 3.00% - 4.50%, 3/1/34 - 5/1/49, valued at $94,860,000	93,000	93,000
Total U.S. Government Agency Repurchase Agreements (Cost $2,760,000)		**2,760,000**

U.S. TREASURY DEBT 31.0%

U.S. Treasury Bills, 2.33%, 7/2/19	280,000	279,494
U.S. Treasury Bills, 2.333%, 7/30/19	173,300	172,673
U.S. Treasury Bills, 2.339%, 6/25/19	336,600	336,076
U.S. Treasury Bills, 2.369%, 6/18/19	174,630	174,435
U.S. Treasury Bills, 2.387%, 6/4/19	150,000	149,970
U.S. Treasury Bills, 2.389%, 6/11/19	200,000	199,868
U.S. Treasury Bills, 2.395%, 7/5/19	181,341	180,933
U.S. Treasury Bills, 2.398%, 7/18/19	263,700	262,879
U.S. Treasury Bills, 2.415%, 7/25/19	312,130	311,006
U.S. Treasury Bills, 2.424%, 10/10/19	98,000	97,146
U.S. Treasury Bills, 2.425%, 6/6/19	73,100	73,076
U.S. Treasury Bills, 2.445%, 9/26/19	154,700	153,486
U.S. Treasury Bills, 2.481%, 8/15/19	162,298	161,470
U.S. Treasury Bills, 2.486%, 8/22/19	200,000	198,882
U.S. Treasury Bills, 2.486%, 8/29/19	100,000	99,393
U.S. Treasury Bills, 2.486%, 9/12/19	160,650	159,522
U.S. Treasury Bills, 2.491%, 9/5/19	159,200	158,156
U.S. Treasury Notes, 0.75%, 7/15/19	100,000	99,793
U.S. Treasury Notes, 1.25%, 8/31/19	79,470	79,218
U.S. Treasury Notes, 1.375%, 7/31/19	60,000	59,893
U.S. Treasury Notes, 1.375%, 9/30/19	100,000	99,623
U.S. Treasury Notes, 1.625%, 7/31/19	116,036	115,878

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE TREASURY RESERVE FUND

PORTFOLIO OF INVESTMENTS‡	Par	$ Value
(Amounts in 000s)		
U.S. TREASURY DEBT 54.5%		
U.S. Treasury Bills, 2.331%, 7/30/19	99,800	99,439
U.S. Treasury Bills, 2.334%, 7/2/19	150,000	149,728
U.S. Treasury Bills, 2.339%, 6/25/19	108,500	108,331
U.S. Treasury Bills, 2.369%, 6/18/19	140,000	139,844
U.S. Treasury Bills, 2.389%, 6/11/19	175,000	174,884
U.S. Treasury Bills, 2.39%, 6/4/19	165,000	164,967
U.S. Treasury Bills, 2.395%, 7/5/19	46,997	46,891
U.S. Treasury Bills, 2.399%, 7/18/19	117,700	117,334
U.S. Treasury Bills, 2.415%, 7/25/19	125,000	124,550
U.S. Treasury Bills, 2.424%, 10/10/19	30,000	29,739
U.S. Treasury Bills, 2.425%, 6/6/19	21,000	20,993
U.S. Treasury Bills, 2.445%, 9/26/19	45,000	44,647
U.S. Treasury Bills, 2.481%, 8/15/19	49,628	49,375
U.S. Treasury Bills, 2.486%, 8/22/19	74,500	74,083
U.S. Treasury Bills, 2.486%, 8/29/19	81,240	80,747
U.S. Treasury Bills, 2.486%, 9/12/19	60,000	59,579
U.S. Treasury Bills, 2.491%, 9/5/19	50,000	49,672
U.S. Treasury Notes, 0.75%, 7/15/19	50,000	49,897
U.S. Treasury Notes, 1.25%, 8/31/19	121,162	120,777
U.S. Treasury Notes, 1.25%, 10/31/19	26,000	25,874
U.S. Treasury Notes, 1.375%, 7/31/19	21,800	21,761
U.S. Treasury Notes, 1.375%, 9/30/19	116,520	116,105
U.S. Treasury Notes, 1.50%, 10/31/19	52,000	51,801
U.S. Treasury Notes, 1.625%, 7/31/19	35,935	35,886
U.S. Treasury Notes, 3.375%, 11/15/19	52,000	52,219
U.S. Treasury Notes, FRN, 3M UST + 0.00%, 2.324%, 1/31/20	20,000	19,998
U.S. Treasury Notes, FRN, 3M UST + 0.043%, 2.367%, 7/31/20	40,000	39,991
U.S. Treasury Notes, FRN, 3M UST + 0.048%, 2.372%, 10/31/19	40,200	40,202

U.S. Treasury Notes, FRN, 3M UST + 0.06%, 2.384%, 7/31/19	29,000	29,000
Total U.S. Treasury Debt (Cost $2,138,314)		**2,138,314**

U.S. TREASURY REPURCHASE AGREEMENTS 51.8% (1)

Bank of America, Tri-Party, Dated 5/31/19, 2.48%, Delivery Value of $47,009,713 on 6/3/19, Collateralized by U.S. Government securities, 2.88%, 5/15/28, valued at $47,940,072	47,000	47,000
BNP Paribas, Tri-Party, Dated 5/29/19, 2.46%, Delivery Value of $50,023,917 on 6/5/19, Collateralized by U.S. Government securities, 0.00% - 8.13%, 12/5/19 - 1/15/27, valued at $51,000,021	50,000	50,000
BNP Paribas, Tri-Party, Dated 5/31/19, 2.48%, Delivery Value of $302,062,413 on 6/3/19, Collateralized by U.S. Government securities, 0.00% - 3.38%, 7/5/19 - 11/15/48, valued at $308,040,075	302,000	302,000
Citigroup Global Markets, Tri-Party, Dated 5/29/19, 2.46%, Delivery Value of $50,023,917 on 6/5/19, Collateralized by U.S. Government securities, 2.25% - 2.88%, 4/30/25 - 11/30/25, valued at $51,000,078	50,000	50,000
Credit Agricole, Tri-Party, Dated 5/30/19, 2.47%, Delivery Value of $29,013,928 on 6/6/19, Collateralized by U.S. Government securities, 0.13%, 4/15/20, valued at $29,580,026	29,000	29,000
Credit Agricole, Tri-Party, Dated 5/31/19, 2.48%, Delivery Value of $93,019,220 on 6/3/19, Collateralized by U.S. Government securities, 2.38%, 8/15/24, valued at $94,860,090	93,000	93,000
Credit Suisse, Tri-Party, Dated 5/31/19, 2.45%, Delivery Value of $100,420,498 on 6/3/19, Collateralized by U.S. Government securities, 0.00% - 2.13%, 11/7/19 - 5/15/25, valued at $102,428,974	100,400	100,400
Goldman Sachs, Tri-Party, Dated 5/28/19, 2.43%, Delivery Value of $74,034,965 on 6/4/19, Collateralized by U.S. Government securities, 1.00%, 2/15/46, valued at $75,480,073	74,000	74,000
HSBC Securities, Tri-Party, Dated 5/29/19, 2.46%, Delivery Value of $50,023,917 on 6/5/19, Collateralized by U.S. Government securities, 0.13% - 3.75%, 4/15/22 - 11/15/45, valued at $51,000,016	50,000	50,000
HSBC Securities, Tri-Party, Dated 5/30/19, 2.47%, Delivery Value of $69,033,139 on 6/6/19, Collateralized by U.S. Government securities, 0.00% - 3.00%, 6/11/19 - 11/15/44, valued at $70,380,054	69,000	69,000

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE GOVERNMENT RESERVE FUND

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE TREASURY RESERVE FUND

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE GOVERNMENT RESERVE FUND

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE TREASURY RESERVE FUND

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE GOVERNMENT RESERVE FUND

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE TREASURY RESERVE FUND

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE RESERVE INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Reserve Investment Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). T. Rowe Price Government Reserve Fund (Government Reserve Fund), and T. Rowe Price Treasury Reserve Fund (Treasury Reserve Fund), are each a diversified, open-end management investment company (collectively, the funds) established by the corporation. The funds are offered as cash management options to mutual funds, trusts, and other accounts managed by T. Rowe Price Associates, Inc. (Price Associates), and/or its affiliates and are not available for direct purchase by members of the public. The funds seek to maximize preservation of capital, liquidity, and, consistent with these goals, the highest possible current income. Each fund intends to operate as a government money market fund and has no intention to voluntarily impose liquidity fees on redemptions or temporarily suspend redemptions.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation Each fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity. Certain prior year amounts in the accompanying financial statements and financial highlights have been restated to conform to current year presentation.

Investment Transactions, Investment Income, and Distributions Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared daily and paid monthly.

New Accounting Guidance In March 2017, the FASB issued amended guidance to shorten the amortization period for certain callable debt securities, held at a premium. The guidance is effective for fiscal years and interim periods beginning after December 15, 2018. Adoption will have no effect on each respective fund’s net assets or results of operations.

Indemnification In the normal course of business, each fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. Each fund's maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

NOTE 2 - VALUATION

Each fund’s financial instruments are valued and its net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Each fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the funds’ Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures, including the comparison of amortized cost to market-based value, and approves all fair value determinations.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. For example, securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

In accordance with Rule 2a-7 under the 1940 Act, each fund values its securities at amortized cost, which approximates fair value. Securities for which amortized cost is deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. On May 31, 2019, all of the funds’ financial instruments were classified as Level 2 in the fair value hierarchy.

NOTE 3 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, each fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objectives, policies, program, and risk factors of each fund are described more fully in its prospectus and Statement of Additional Information.

Repurchase Agreements Each fund may engage in repurchase agreements, pursuant to which it pays cash to and receives securities from a counterparty that agrees to “repurchase” the securities at a specified time, typically within seven business days, for a specified price. The fund enters into such agreements with well-established securities dealers or banks that are members of the Federal Reserve System and are on T. Rowe Price Associates, Inc.’ s approved list. All repurchase agreements are fully collateralized by U.S. government securities or related agency securities, which are held by the custodian designated by the agreement. Collateral is evaluated daily to ensure that its market value exceeds the delivery value of the repurchase agreements at maturity. Although risk is mitigated by the collateral, a fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

NOTE 4 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since each fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.

Each fund files U.S. federal, state, and local tax returns as required. Each fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return, but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments have no impact on results of operations or net assets. For the Government Reserve Fund and the Treasury Reserve Fund, reclassifications to paid-in capital relate primarily to a tax practice that treats a portion of the proceeds from each redemption of capital shares as a distribution of taxable net investment income or realized capital gain. For the year ended May 31, 2019, the following reclassifications were recorded to reflect tax character:

Distributions during the years ended May 31, 2019 and May 31, 2018, were characterized as ordinary income for tax purposes and totaled $297,786,000, and $178,614,000, respectively, for the Government Reserve Fund and $85,081,000, and $48,584,000, respectively, for the Treasury Reserve Fund. At May 31, 2019, the tax-basis cost of investments and components of net assets were as follows:

NOTE 5 - RELATED PARTY TRANSACTIONS

The funds are managed by Price Associates, a wholly owned subsidiary of T. Rowe Price Group, Inc. Price Associates, directly or through sub-advisory agreements with its wholly owned subsidiaries, also provides investment management services to all shareholders of the funds. The funds pay no management fees; however, Price Associates receives management fees from the mutual funds and other accounts invested in the funds. Certain officers and directors of the funds are also officers and directors of Price Associates and its subsidiaries and of other T. Rowe Price-sponsored funds invested in the funds.

Pursuant to various service agreements, Price Associates and its wholly owned subsidiaries provide shareholder and administrative, transfer and dividend disbursing, accounting, and certain other services to the funds. For the year ended May 31, 2019, expenses incurred by the Government Reserve Fund pursuant to these service agreements were $68,000 for Price Associates; and less than $1,000 for T. Rowe Price Services, Inc. For the year ended May 31, 2019, expenses incurred by the Treasury Reserve Fund pursuant to these service agreements were $68,000 for Price Associates; and less than $1,000 for T. Rowe Price Services, Inc. The amounts payable at period-end pursuant to these agreements are included in Due to Affiliates in the accompanying financial statements.

The funds may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by each fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended May 31, 2019, Government Reserve Fund and Treasury Reserve Fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of T. Rowe Price Reserve Investment Funds, Inc. and
Shareholders of T. Rowe Price Government Reserve Fund and T. Rowe Price
Treasury Reserve Fund

Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Government Reserve Fund and T. Rowe Price Treasury Reserve Fund (two of the funds constituting T. Rowe Price Reserve Investment Funds, Inc., hereafter collectively referred to as the “Funds”) as of May 31, 2019, the related statement of operations for the year ended May 31, 2019, the statement of changes in net assets for each of the two years in the period ended May 31, 2019, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of May 31, 2019, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended May 31, 2019 and each of the financial highlights for each of the five years in the period ended May 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2019 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland
July 19, 2019

We have served as the auditor of one or more investment companies in the T. Rowe Price group of investment companies since 1973.

T. ROWE PRICE GOVERNMENT RESERVE FUND

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 5/31/19

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

The fund’s distributions to shareholders included $16,000 from short-term capital gains.

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.

The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:

https://www3.troweprice.com/usis/corporate/en/utility/policies.html

Scroll down to the section near the bottom of the page that says, “Proxy Voting Policies.” Click on the Proxy Voting Policies link in the shaded box.

Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says, “Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS

The fund posts a complete schedule of portfolio holdings on its website (troweprice.com) as of each month-end for the previous six months.

T. ROWE PRICE TREASURY RESERVE FUND

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 5/31/19

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

The fund’s distributions to shareholders included $10,000 from short-term capital gains.

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.

The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:

https://www3.troweprice.com/usis/corporate/en/utility/policies.html

Scroll down to the section near the bottom of the page that says, “Proxy Voting Policies.” Click on the Proxy Voting Policies link in the shaded box.

Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says, “Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS

The fund posts a complete schedule of portfolio holdings on its website (troweprice.com) as of each month-end for the previous six months.

T. ROWE PRICE GOVERNMENT RESERVE FUND

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT

Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment advisor, T. Rowe Price Associates, Inc. (Advisor). In that regard, at an in-person meeting held on March 11–12, 2019 (Meeting), the Board, including a majority of the fund’s independent directors, approved the continuation of the fund’s Advisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Advisor and approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, the Advisor was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Advisor about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.

Services Provided by the Advisor
The Board considered the nature, quality, and extent of the services provided to the fund by the Advisor. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Advisor’s senior management team and investment personnel involved in the management of the fund, as well as the Advisor’s compliance record. The Board concluded that it was satisfied with the nature, quality, and extent of the services provided by the Advisor.

Investment Performance of the Fund
The Board took into account discussions with the Advisor and reports that it receives throughout the year relating to fund performance. Because the fund is not publicly available, performance information specific to the fund was not supplied by Broadridge at the Meeting. On the basis of the Board’s ongoing review of investment results, and factoring in the relative market conditions during certain of the performance periods, the Board concluded that the fund’s performance was satisfactory.

Costs, Benefits, Profits, and Economies of Scale
The Advisor does not receive management fees from the fund. Accordingly, the Board did not review information relating to revenues received by the Advisor under the Advisory Contract. The Board did review information regarding benefits that the Advisor (and its affiliates) may have realized from its relationship with the fund or other T. Rowe Price funds that invest in the fund, including research received under “soft dollar” agreements and commission-sharing arrangements with broker-dealers. The Board considered that the Advisor may receive some benefit from its soft-dollar arrangements pursuant to which it receives research from broker-dealers that execute the applicable fund’s portfolio transactions. The Board also received information on the estimated costs incurred and profits realized by the Advisor and its affiliates from advising T. Rowe Price funds and concluded that the Advisor’s profits were reasonable. Although the Advisor does not receive management fees from the fund under the Advisory Contract, the fund’s shareholders benefit from potential economies of scale through the fund’s low operating expenses and low total expense ratio. Because the fund does not charge management fees and is only available for purchase by the Advisor and its affiliated investment advisors on behalf of mutual funds and other institutional client accounts for which the Advisor or its affiliate has discretionary investment authority, the Board did not review fees and expenses of other comparable funds or of institutional accounts of the Advisor and its affiliates.

Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract.

T. ROWE PRICE TREASURY RESERVE FUND

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT

Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment advisor, T. Rowe Price Associates, Inc. (Advisor). In that regard, at an in-person meeting held on March 11–12, 2019 (Meeting), the Board, including a majority of the fund’s independent directors, approved the continuation of the fund’s Advisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Advisor and approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, the Advisor was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Advisor about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.

Services Provided by the Advisor
The Board considered the nature, quality, and extent of the services provided to the fund by the Advisor. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Advisor’s senior management team and investment personnel involved in the management of the fund, as well as the Advisor’s compliance record. The Board concluded that it was satisfied with the nature, quality, and extent of the services provided by the Advisor.

Investment Performance of the Fund
The Board took into account discussions with the Advisor and reports that it receives throughout the year relating to fund performance. Because the fund is not publicly available, performance information specific to the fund was not supplied by Broadridge at the Meeting. On the basis of the Board’s ongoing review of investment results, and factoring in the relative market conditions during certain of the performance periods, the Board concluded that the fund’s performance was satisfactory.

Costs, Benefits, Profits, and Economies of Scale
The Advisor does not receive management fees from the fund. Accordingly, the Board did not review information relating to revenues received by the Advisor under the Advisory Contract. The Board did review information regarding benefits that the Advisor (and its affiliates) may have realized from its relationship with the fund or other T. Rowe Price funds that invest in the fund, including research received under “soft dollar” agreements and commission-sharing arrangements with broker-dealers. The Board considered that the Advisor may receive some benefit from its soft-dollar arrangements pursuant to which it receives research from broker-dealers that execute the applicable fund’s portfolio transactions. The Board also received information on the estimated costs incurred and profits realized by the Advisor and its affiliates from advising T. Rowe Price funds and concluded that the Advisor’s profits were reasonable. Although the Advisor does not receive management fees from the fund under the Advisory Contract, the fund’s shareholders benefit from potential economies of scale through the fund’s low operating expenses and low total expense ratio. Because the fund does not charge management fees and is only available for purchase by the Advisor and its affiliated investment advisors on behalf of mutual funds and other institutional client accounts for which the Advisor or its affiliate has discretionary investment authority, the Board did not review fees and expenses of other comparable funds or of institutional accounts of the Advisor and its affiliates.

Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract.

T. ROWE PRICE RESERVE INVESTMENT FUNDS

ABOUT THE FUND’S DIRECTORS AND OFFICERS

Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs. The Board elects the fund’s officers, who are listed in the final table. At least 75% of the Board’s members are independent of the Boards of T. Rowe Price Associates, Inc. (T. Rowe Price), and its affiliates; “inside” or “interested” directors are employees or officers of T. Rowe Price. The business address of each director and officer is 100 East Pratt Street, Baltimore, Maryland 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.

INDEPENDENT DIRECTORS(a)

Name (Year of Birth) Year Elected [Number of T. Rowe Price Portfolios Overseen]	Principal Occupation(s) and Directorships of Public Companies and Other Investment Companies During the Past Five Years

Teresa Bryce Bazemore (1959) 2018 [188]	President, Radian Guaranty (2008 to 2017); Chief Executive Officer, Bazemore Consulting LLC (2018 to present); Director, Chimera Investment Corporation (2017 to present); Director, Federal Home Loan Bank of Pittsburgh (2017 to present)

Ronald J. Daniels (1959) 2018 [188]	President, The Johns Hopkins University(b) and Professor, Political Science Department, The Johns Hopkins University (2009 to present); Director, Lyndhurst Holdings (2015 to present)

Bruce W. Duncan (1951) 2013 [188]	Chief Executive Officer and Director (January 2009 to December 2016), Chairman of the Board (January 2016 to present), and President (January 2009 to September 2016), First Industrial Realty Trust, an owner and operator of industrial properties; Chairman of the Board (2005 to September 2016) and Director (1999 to September 2016), Starwood Hotels & Resorts, a hotel and leisure company; Member, Investment Company Institute Board of Governors (2017 to present); Member, Independent Directors Council Governing Board (2017 to present); Senior Advisor, KKR (November 2018 to present); Director, Boston Properties (May 2016 to present); Director, Marriott International, Inc. (September 2016 to present)

Robert J. Gerrard, Jr. (1952) 2013 [188]	Advisory Board Member, Pipeline Crisis/Winning Strategies, a collaborative working to improve opportunities for young African Americans (1997 to 2016); Chairman of the Board, all funds (July 2018 to present)

Paul F. McBride (1956) 2013 [188]	Advisory Board Member, Vizzia Technologies (2015 to present); Board Member, Dunbar Armored (2012 to 2018)

Cecilia E. Rouse, Ph.D. (1963) 2013 [188]	Dean, Woodrow Wilson School (2012 to present); Professor and Researcher, Princeton University (1992 to present); Director, MDRC, a nonprofit education and social policy research organization (2011 to present); Member, National Academy of Education (2010 to present); Research Associate of Labor Studies Program at the National Bureau of Economic Research (2011 to 2015); Board Member, National Bureau of Economic Research (2011 to present); Chair of Committee on the Status of Minority Groups in the Economic Profession of the American Economic Association (2012 to 2018); Vice President (2015 to 2016), Board Member, American Economic Association (2018 to present)

John G. Schreiber (1946) 1997 [188]	Owner/President, Centaur Capital Partners, Inc., a real estate investment company (1991 to present); Cofounder, Partner, and Cochairman of the Investment Committee, Blackstone Real Estate Advisors, L.P. (1992 to 2015); Director, Blackstone Mortgage Trust, a real estate finance company (2012 to 2016); Director and Chairman of the Board, Brixmor Property Group, Inc. (2013 to present); Director, Hilton Worldwide (2007 to present); Director, Hudson Pacific Properties (2014 to 2016); Director, Invitation Homes (2014 to 2017); Director, JMB Realty Corporation (1980 to present)

Mark R. Tercek(c) (1957) 2009 [0]	President and Chief Executive Officer, The Nature Conservancy (2008 to present)

(a)All information about the independent directors was current as of February 19, 2019, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
(b)William J. Stromberg, president and chief executive officer of T. Rowe Price Group, Inc., the parent company of the Price Funds’ investment advisor, has served on the Board of Trustees of Johns Hopkins University since 2014 and is a member of the Johns Hopkins University Board’s Compensation Committee.
(c)Effective February 15, 2019, Mr. Tercek resigned from his role as independent director of the Price Funds.

INSIDE DIRECTORS

Name (Year of Birth) Year Elected* [Number of T. Rowe Price Portfolios Overseen]	Principal Occupation(s) and Directorships of Public Companies and Other Investment Companies During the Past Five Years

David Oestreicher (1967) 2018 [188]	Chief Legal Officer, Vice President, and Secretary, T. Rowe Price Group, Inc.; Director, Vice President, and Secretary, T. Rowe Price Investment Services, Inc., T. Rowe Price Retirement Plan Services, Inc., T. Rowe Price Services, Inc., and T. Rowe Price Trust Company; Vice President and Secretary, T. Rowe Price, T. Rowe Price Hong Kong (Price Hong Kong), and T. Rowe Price International; Vice President, T. Rowe Price Japan and T. Rowe Price Singapore (Price Singapore); Principal Executive Officer and Executive Vice President, all funds

Robert W. Sharps, CFA, CPA** (1971) 2019 [188]	Director and Vice President, T. Rowe Price; Vice President, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

*Each inside director serves until retirement, resignation, or election of a successor.
**Mr. Sharps replaced Edward A. Wiese as director of the domestic fixed income Price Funds effective January 1, 2019.

OFFICERS

Name (Year of Birth) Position Held With T. Rowe Price Reserve Investment Funds	Principal Occupation(s)

Colin T. Bando, CFA (1987) Vice President	Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Darrell N. Braman (1963) Vice President and Secretary	Vice President, Price Hong Kong, Price Singapore, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price International; Assistant Vice President, T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Services, Inc.

M. Helena Condez (1962) Vice President	Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Stephanie A. Gentile, CFA (1956) Vice President	Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

John R. Gilner (1961) Chief Compliance Officer	Chief Compliance Officer and Vice President, T. Rowe Price; Vice President, T. Rowe Price Group, Inc., and T. Rowe Price Investment Services, Inc.

Gary J. Greb (1961) Vice President	Vice President, T. Rowe Price, T. Rowe Price International, and T. Rowe Trust Company

Paul J. Krug, CPA (1964) Vice President	Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

Alan D. Levenson, Ph.D. (1958) Vice President	Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Joseph K. Lynagh, CFA (1958) President	Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

Catherine D. Mathews (1963) Treasurer and Vice President	Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

Cheryl A. Mickel, CFA (1967) Vice President	Director and Vice President, T. Rowe Price Trust Company; Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

John W. Ratzesberger (1975) Vice President	Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

Shannon H. Rauser (1987) Assistant Secretary	Assistant Vice President, T. Rowe Price

Chen Shao (1980) Vice President	Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Jeanny Silva (1975) Vice President	Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Douglas D. Spratley, CFA (1969) Vice President	Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Megan Warren (1968) Vice President	Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price Retirement Plan Services, Inc., T. Rowe Price Services, Inc., and T. Rowe Price Trust Company; formerly, Executive Director, JPMorgan Chase (to 2017)

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least 5 years.

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors/Trustees has determined that Mr. Bruce W. Duncan qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Duncan is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $2,684,000 and $1,874,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Reserve Investment Funds, Inc.

		By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 19, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

		By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 19, 2019

		By	/s/ Catherine D. Mathews
Catherine D. Mathews
Principal Financial Officer

Date	July 19, 2019